Fair value of financial instruments - Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	$ 4,142	$ 3,149
Interest Rate and Credit [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	2,556	2,580
Equities [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	764	389
Foreign Exchange and Commodities [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	822	180
Financial Instruments At Fair Value Through Profit Or Loss Classified As Fair Value Through Profit Loss Category [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	6,689	8,996
Financial Instruments At Fair Value Through Profit Or Loss Designated upon Initial Recognition Category [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	$ (2,547)	$ (5,847)